Janus Henderson VIT Forty Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 99.1%
Aerospace & Defense – 5.4%
Boeing Co*	79,687	$15,860,104
Howmet Aerospace Inc	127,866	29,467,998
		45,328,102
Biotechnology – 3.6%
Argenx SE (ADR)*	22,062	16,110,775
Madrigal Pharmaceuticals Inc*	17,328	9,070,688
Vaxcyte Inc*	91,415	5,312,126
		30,493,589
Capital Markets – 2.2%
Blackstone Group Inc	69,267	7,965,012
Intercontinental Exchange Inc	69,186	10,881,574
		18,846,586
Diversified Financial Services – 2.0%
Mastercard Inc - Class A	34,590	17,283,239
Electrical Equipment – 6.2%
Eaton Corp PLC	85,881	30,717,058
GE Vernova Inc	24,888	21,724,735
		52,441,793
Health Care Equipment & Supplies – 0.7%
Medline Inc - Class A*	127,095	5,655,728
Health Care Providers & Services – 1.7%
UnitedHealth Group Inc	53,016	14,345,599
Hotels, Restaurants & Leisure – 6.0%
Booking Holdings Inc	3,221	13,561,441
Chipotle Mexican Grill Inc*	236,856	7,581,761
DoorDash Inc - Class A*	76,208	11,442,631
DraftKings Inc*	861,639	18,628,635
		51,214,468
Information Technology Services – 1.4%
Shopify Inc*	97,801	11,601,155
Interactive Media & Services – 8.2%
Alphabet Inc - Class C	136,862	39,260,233
Meta Platforms Inc - Class A	53,391	30,546,593
		69,806,826
Life Sciences Tools & Services – 1.8%
Danaher Corp	81,186	15,392,866
Multiline Retail – 11.3%
Amazon.com Inc*	347,635	72,401,941
MercadoLibre Inc*	13,748	23,770,567
		96,172,508
Pharmaceuticals – 3.6%
Eli Lilly & Co	33,176	30,514,290
Semiconductor & Semiconductor Equipment – 24.7%
Broadcom Inc	153,678	47,564,878
Lam Research Corp	37,332	7,976,355
NVIDIA Corp	620,733	108,255,835
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	137,000	46,299,150
		210,096,218
Software – 14.8%
AppLovin Corp - Class A*	20,042	7,976,716
Datadog Inc - Class A*	143,838	16,980,076
Microsoft Corp	155,237	57,464,080
Oracle Corp	226,377	33,302,321
Palantir Technologies Inc - Class A*	69,048	10,100,341
		125,823,534
Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc	184,252	46,761,315
Total Common Stocks (cost $483,012,020)		841,777,816
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $8,488,688)	8,487,817	8,487,817
Total Investments (total cost $491,500,708) – 100.1%		850,265,633
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(746,388)
Net Assets – 100%		$849,519,245

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$752,483,986	88.5%
Taiwan	46,299,150	5.4
Argentina	23,770,567	2.8
Belgium	16,110,775	1.9
Canada	11,601,155	1.4
Total	$850,265,633	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$2,994,636	$33,514,505	$(28,018,941)	$(1,249)	$(1,134)	$8,487,817	8,487,817	$41,391
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	2,948,080	(2,948,080)	-	-	-	-	22 ∆
Total Affiliated Investments - 1.0%
	$2,994,636	$36,462,585	$(30,967,021)	$(1,249)	$(1,134)	$8,487,817	8,487,817	$41,413

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$841,777,816	$-	$-
Investment Companies	-	8,487,817	-
Total Assets	$841,777,816	$8,487,817	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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